Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2016	May 31, 2026	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025	May 31, 2026
C000199769 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	$ 10,000		$ 10,056	$ 10,419	$ 11,065	$ 10,962	$ 12,101	$ 11,216	$ 11,281	$ 11,677	$ 11,835	$ 12,728
C000038247 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor C Shares (with sales charge)
Accumulated Value	10,000		9,960	10,224	10,735	10,535	11,498	10,545	10,495	10,751	10,865	11,650
C000011309 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A1 Shares
Accumulated Value	10,000		10,059	10,410	11,029	10,921	12,027	11,142	11,190	11,567	11,706	12,558
C000038245 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares (with sales charge)
Accumulated Value	9,575		9,609	9,938	10,513	10,395	11,430	10,563	10,593	10,933	11,049	11,847
C000038248 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Shares
Accumulated Value	10,000		10,035	10,379	10,980	10,856	11,937	11,030	11,061	11,415	11,547	12,369
C000011312 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		10,056	10,427	11,058	10,960	12,081	11,191	11,251	11,640	11,804	12,676
C000011320 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		10,081	10,284	10,831	10,836	11,725	10,838	10,641	11,005	11,222	12,069
C000038306 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Shares
Accumulated Value	10,000		10,059	10,236	10,753	10,732	11,583	10,681	10,461	10,793	10,978	11,776
C000038303 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares (with sales charge)
Accumulated Value	9,575		9,631	9,801	10,296	10,276	11,091	10,229	10,019	10,337	10,516	11,281
C000011317 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A1 Shares
Accumulated Value	10,000		10,066	10,268	10,793	10,798	11,660	10,779	10,574	10,914	11,118	11,944
C000038305 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor C Shares (with sales charge)
Accumulated Value	10,000		9,983	10,083	10,514	10,415	11,157	10,211	9,926	10,164	10,340	11,092
C000199770 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	10,000		10,081	10,286	10,829	10,849	11,744	10,861	10,669	11,029	11,263	12,119
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Accumulated Value	$ 10,000		$ 10,146	$ 10,259	$ 10,916	$ 11,350	$ 11,888	$ 11,080	$ 11,134	$ 11,432	$ 11,664	$ 12,442
New Jersey Customized Reference Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		New Jersey Customized Reference Benchmark
Pennsylvania Customized Reference Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Pennsylvania Customized Reference Benchmark